Borrowings - Narrative (Details) $ in Millions, $ in Millions		1 Months Ended
	Apr. 15, 2026 AUD ($)	May 31, 2026 AUD ($)	Apr. 15, 2026 USD ($)	Apr. 15, 2026 AUD ($)
Convertible Note Due 2031 ("New Bonds")
Disclosure of detailed information about borrowings [line items]
Bonds issued			$ 600,000
Interest rate			150.00%	150.00%
Convertible Note Due 2029 ("Existing Bonds")
Disclosure of detailed information about borrowings [line items]
Bonds issued				$ 650
Interest rate			2.375%	2.375%
Repurchase amount	$ 637	$ 5
Repurchased bonds as a percentage of existing bonds			98.00%	98.00%